Schedule of expenses not deductible tax (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Professional fee – IPO related	11.00%	9.00%	4.00%
Others	(1.00%)	1.00%	2.00%
Tax effect on expense not deductible for tax purposes	10.00%	10.00%	6.00%